GAIN ON SETTLEMENT OF LIABILITIES (Details) - USD ($)			3 Months Ended	9 Months Ended		12 Months Ended
	Nov. 09, 2021	Aug. 14, 2019	Feb. 28, 2022	Feb. 28, 2022	Feb. 28, 2021	May 31, 2021	May 31, 2020
Other Liabilities and Financial Instruments Subject to Mandatory Redemption [Abstract]
Gain (Loss) on Extinguishment of Debt		$ 275,000				$ (6,105,679)	$ 0
Proceeds from Loans	$ 294,700		$ 514,100	$ 2,500,000	$ 0
Debt Instrument, Fee Amount	$ 9,114		28,425	28,425
Repayments of Debt			566,339
Loans Payable			$ 280,000	$ 280,000